Other Financial Assets - Summary of Stock at Fair Value Through Other Comprehensive Income (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020	Apr. 01, 2019
Disclosure of doubtful accounts for other financial assets [Line items]
Financial assets at fair value through other comprehensive income
KDDI CORPORATION [Member]
Disclosure of doubtful accounts for other financial assets [Line items]
Financial assets at fair value through other comprehensive income	1,075,516	¥ 952,192	¥ 711,905
NIPPON TELEGRAPH AND TELEPHONE CORPORATION [Member]
Disclosure of doubtful accounts for other financial assets [Line items]
Financial assets at fair value through other comprehensive income	229,563
SUBARU CORPORATION [Member]
Disclosure of doubtful accounts for other financial assets [Line items]
Financial assets at fair value through other comprehensive income			325,402
MS&AD Insurance Group Holdings, Inc. [Member]
Disclosure of doubtful accounts for other financial assets [Line items]
Financial assets at fair value through other comprehensive income	173,171	161,232	179,621
HOTAI MOTOR CO, LTD [Member]
Disclosure of doubtful accounts for other financial assets [Line items]
Financial assets at fair value through other comprehensive income	¥ 126,049	¥ 98,006	¥ 75,390